Employee compensation - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	$ 109,066	$ 44,755
Direct cost of revenues
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	6,345	3,231
General and administrative
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	26,377	11,123
Research and development
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	29,705	10,941
Sales and marketing
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	46,639	$ 19,460
Sales and marketing | Performance Share Units (PSU)
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	$ 10,801